UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-05715

                         The Gabelli Convertible and Income Securities Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Convertible and Income Securities Fund Inc. Semiannual Report — June 30, 2015
Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) total return of The Gabelli Convertible and Income Securities Fund Inc. was 1.0%, compared with a total return of (0.3)% for the Barclays Government/Credit Bond Index. The total return for the Fund’s publicly traded shares was 0.4%. The Fund’s NAV per share was $5.90, while the price of the publicly traded shares closed at $5.87 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)	Since

	Year to Date	1 Year	5 Year	10 Year	15 Year		Inception (07/03/89)
Gabelli Convertible and Income Securities Fund
NAV Total Return (b)	0.79%	(2.41)%	9.70%	5.93%	5.09%		6.82%
Investment Total Return (c)	0.39	1.37	9.54	3.63	5.76		6.00	(d)
Standard & Poor’s (“S&P”) 500 Index	1.23	7.42	17.34	7.89	4.36		9.80	(e)
Barclays Government/Credit Bond Index	(0.30)	1.70	3.45	4.34	N/A	(f)	N/A	(f)
Lipper Convertible Securities Fund Average	2.69	1.74	11.06	7.32	5.61		8.44	(e)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25 on March 31, 1995.

(d)	The Fund converted to closed-end status on March 31, 1995 and had no operating history on the NYSE prior to that date.
(e)	From June 30, 1989, the date closest to the Fund’s inception for which data is available.
(f)	The Barclays Government/Credit Bond Index inception date is January 29, 1999.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2015:

The Gabelli Convertible and Income Securities Fund Inc.

Financial Services	21.2%
U.S. Government Obligations	14.0%
Energy and Utilities	12.5%
Health Care	11.1%
Aerospace	6.9%
Diversified Industrial	6.4%
Food and Beverage	5.6%
Retail	4.5%
Telecommunications	3.5%
Computer Software and Services	1.9%
Automotive: Parts and Accessories	1.9%
Equipment and Supplies	1.8%
Building and Construction	1.4%
Consumer Products	1.2%
Automotive	1.1%
Hotels and Gaming	0.9%
Computer Hardware	0.9%

Transportation	0.8%
Specialty Chemicals	0.7%
Publishing	0.5%
Communications Equipment	0.4%
Wireless Communications	0.3%
Electronics	0.2%
Cable and Satellite	0.1%
Metals and Mining	0.1%
Entertainment	0.1%

100.0%

Short Positions
Aerospace	(1.1)%
Diversified Industrial	(1.1)%

(2.2)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2015, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — June 30, 2015 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 10.0%
	Aerospace — 2.1%
$1,000,000	Aerojet Rocketdyne Holdings Inc.,
	Sub. Deb.,
	4.063%, 12/31/39	$1,044,594	$2,288,750

	Automotive — 1.1%
	Navistar International Corp., Sub. Deb.,
700,000	4.500%, 10/15/18	697,617	600,250
700,000	4.750%, 04/15/19	700,000	602,438

		1,397,617	1,202,688

	Building and Construction — 1.4%
150,000	Ascent Capital Group Inc.,
	4.000%, 07/15/20	153,844	116,344
1,200,000	Layne Christensen Co.,
	4.250%, 11/15/18	1,200,000	932,250
200,000	Lennar Corp.,
	2.750%, 12/15/20(a)	201,018	459,125

		1,554,862	1,507,719

	Diversified Industrial — 4.8%
3,100,000	Griffon Corp., Sub. Deb.,
	4.000%,01/15/17(a)	3,088,960	3,785,875
550,000	Roper Technologies Inc., Sub. Deb. STEP,
	0.000%, 01/15/34	368,021	1,204,844
100,000	Trinity Industries Inc., Sub. Deb.,
	3.875%, 06/01/36	73,439	127,062

		3,530,420	5,117,781

	Electronics — 0.2%
100,000	Intel Corp., Sub. Deb.,
	3.250%, 08/01/39	106,065	152,313

	Entertainment — 0.1%
100,000	THQ Inc.,
	5.000%, 08/15/15†	54,690	54,690

	Health Care — 0.1%
100,000	NuVasive Inc.,
	2.750%, 07/01/17	97,950	127,500

	Retail — 0.2%
60,000	Costco Wholesale Corp., Sub.
	Deb., Zero Coupon, 08/19/17	57,412	184,312

	TOTAL CONVERTIBLE CORPORATE BONDS	7,843,610	10,635,753

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS — 1.9%
	Diversified Industrial — 0.0%
1,100	Sevcon Inc.,
	4.000%, Ser. A	$28,153	$33,462

	Energy and Utilities — 0.3%
6,000	AES Trust III,
	6.750%	229,530	305,100
300	El Paso Energy Capital Trust I,
	4.750%	11,460	16,809

		240,990	321,909

	Food and Beverage — 1.0%
	Post Holdings Inc.,
1,000	2.500%(a)	96,262	105,312
8,000	3.750%(a)	800,000	938,920

		896,262	1,044,232

	Telecommunications — 0.6%
12,000	Cincinnati Bell Inc.,
	6.750%, Ser. B	288,687	588,360

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,454,092	1,987,963

	COMMON STOCKS — 74.0%
	Aerospace — 4.8%
200	Rockwell Automation Inc.	6,008	24,928
365,000	Rolls-Royce Holdings plc	4,180,905	4,989,473
51,465,000	Rolls-Royce Holdings plc, Cl. C†	77,400	80,864

		4,264,313	5,095,265

	Automotive: Parts and Accessories — 1.9%
23,000	Genuine Parts Co.	899,604	2,059,190

	Cable and Satellite — 0.1%
3,000	Rogers Communications Inc., Cl. B	68,313	106,590

	Communications Equipment — 0.4%
20,000	Corning Inc.	298,894	394,600

	Computer Hardware — 0.9%
6,000	International Business Machines Corp.	508,551	975,960

	Computer Software and Services — 1.9%
30,000	Dealertrack Technologies Inc.†	1,884,150	1,883,700
6,000	Diebold Inc.	189,095	210,000

		2,073,245	2,093,700

	Consumer Products — 1.2%
35,000	Swedish Match AB	695,784	995,555
3,500	The Procter & Gamble Co.	216,290	273,840

		912,074	1,269,395

	Diversified Industrial — 1.6%
50,000	General Electric Co.	834,078	1,328,500
7,000	Greif Inc., Cl. A	261,770	250,950

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
2,075	Textron Inc.	$51,917	$92,607

		1,147,765	1,672,057

	Energy and Utilities — 12.1%
5,000	Anadarko Petroleum Corp.	316,931	390,300
10,000	BP plc, ADR	405,483	399,600
7,000	Cameron International Corp.†	410,728	366,590
5,000	Chevron Corp.	294,390	482,350
40,000	Cleco Corp.	2,166,300	2,154,000
4,000	ConocoPhillips	155,172	245,640
10,000	CONSOL Energy Inc.	348,881	217,400
5,500	Devon Energy Corp.	309,208	327,195
13,000	Exxon Mobil Corp.	768,630	1,081,600
32,000	Great Plains Energy Inc.	448,858	773,120
5,000	Halliburton Co.	147,980	215,350
15,000	Hess Corp.	838,101	1,003,200
20,000	National Fuel Gas Co.	809,007	1,177,800
1,000	National Oilwell Varco Inc.	62,265	48,280
17,000	NextEra Energy Inc.	1,129,211	1,666,510
3,000	Peabody Energy Corp.	33,930	6,570
6,000	Pepco Holdings Inc.	162,838	161,640
16,000	Royal Dutch Shell plc, Cl. A, ADR	1,014,367	912,160
30,000	Severn Trent plc	800,222	980,925
7,500	SJW Corp.	181,565	230,175
12,000	Weatherford International plc†	123,410	147,240

		10,927,477	12,987,645

	Equipment and Supplies — 1.8%
25,000	Altera Corp.	1,289,183	1,280,000
3,500	Graco Inc.	241,895	248,605
9,500	Mueller Industries Inc.	243,832	329,840
1,000	The Timken Co.	36,288	36,570

		1,811,198	1,895,015

	Financial Services — 21.2%
45,000	AllianceBernstein Holding LP	857,414	1,328,850
28,000	American Express Co.	2,272,149	2,176,160
12,000	American International Group Inc.	495,155	741,840
10,000	Citigroup Inc.	551,600	552,400
5,000	Deutsche Bank AG	157,520	150,800
5,000	GAM Holding AG	57,403	105,086
6,000	H&R Block Inc.	183,329	177,900
5,000	HCC Insurance Holdings Inc.	386,110	384,200
3,500	HSBC Holdings plc, ADR	192,489	156,835
10,000	Janus Capital Group Inc.	159,950	171,200
10,000	JPMorgan Chase & Co.	387,710	677,600
9,000	Julius Baer Group Ltd.	269,080	504,893
16,000	Kinnevik Investment AB, Cl. A	418,589	513,399
10,000	Legg Mason Inc.	272,325	515,300
4,000	M&T Bank Corp.	349,734	499,720

Shares		Cost	Market Value
7,000	Marsh & McLennan Companies Inc.	$174,146	$396,900
29,000	Morgan Stanley	730,399	1,124,910
18,000	Northern Trust Corp.	829,291	1,376,280
7,000	Royal Bank of Canada	357,904	428,050
13,000	State Street Corp.	601,481	1,001,000
8,000	T. Rowe Price Group Inc.	614,219	621,840
56,000	The Bank of New York Mellon Corp.	1,576,228	2,350,320
20,000	The Hartford Financial Services Group Inc.	746,331	831,400
20,000	The PNC Financial Services Group Inc.	1,146,669	1,913,000
2,000	W. R. Berkley Corp.	83,208	103,860
60,000	Wells Fargo & Co.(b)	1,863,506	3,374,400
325,000	Wright Investors’ Service Holdings Inc.†	812,500	494,000

		16,546,439	22,672,143

	Food and Beverage — 4.6%
25,000	Davide Campari-Milano SpA	184,667	190,222
1,800	Diageo plc, ADR	222,184	208,872
4,000	Dr Pepper Snapple Group Inc.	194,063	291,600
3,000	General Mills Inc.	100,266	167,160
5,000	Kellogg Co.	255,405	313,500
5,000	Mondelēz International Inc., Cl. A	96,791	205,700
400,000	Parmalat SpA	1,211,594	1,044,393
2,020	Pernod Ricard SA	170,831	233,307
1,500	Post Holdings Inc.†	39,945	80,895
2,500	Remy Cointreau SA	193,594	180,188
50,000	The Coca-Cola Co.	1,988,894	1,961,500

		4,658,234	4,877,337

	Health Care — 11.0%
10,000	Becton, Dickinson and Co.	1,099,441	1,416,500
28,000	Eli Lilly & Co.	1,135,051	2,337,720
1,080,296	Elite Pharmaceuticals Inc.†	126,144	216,059
20,000	Johnson & Johnson	1,460,478	1,949,200
9,000	Merck & Co. Inc.	299,129	512,370
65,000	Pfizer Inc.	1,956,070	2,179,450
48,000	Roche Holding AG, ADR	1,063,765	1,683,360
8,000	UnitedHealth Group Inc.	224,417	976,000
10,000	Zoetis Inc.	300,124	482,200

		7,664,619	11,752,859

	Hotels and Gaming — 0.9%
2,000	MGM Resorts International†	38,294	36,500
18,000	Ryman Hospitality Properties Inc.	707,977	955,980

		746,271	992,480

	Metals and Mining — 0.1%
4,000	Alcoa Inc.	42,600	44,600

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
2,000	TimkenSteel Corp.	$56,016	$53,980

		98,616	98,580

	Publishing — 0.5%
500	Graham Holdings Co., Cl. B	430,021	537,525

	Retail — 4.3%
33,000	CVS Health Corp.	2,508,747	3,461,040
11,500	Hertz Global Holdings Inc.†	268,490	208,380
5,000	Walgreens Boots Alliance Inc.	244,840	422,200
7,000	Wal-Mart Stores Inc.	344,078	496,510

		3,366,155	4,588,130

	Specialty Chemicals — 0.7%
7,000	Chemtura Corp.†	175,627	198,170
5,000	International Flavors & Fragrances Inc.	340,673	546,450

		516,300	744,620

	Telecommunications — 2.9%
10,000	BCE Inc.	283,752	425,000
2,700	Philippine Long Distance Telephone Co., ADR	81,903	168,210
6,000	Proximus	180,654	211,844
2,400	Swisscom AG	899,561	1,345,099
20,000	Verizon Communications Inc.	712,682	932,200

		2,158,552	3,082,353

	Transportation — 0.8%
17,000	GATX Corp.	505,713	903,550

	Wireless Communications — 0.3%
200,000	Cable & Wireless Communications plc	144,740	209,289
7,000	Turkcell Iletisim Hizmetleri A/S, ADR	98,600	80,430
2,500	United States Cellular Corp.†	98,444	94,175

		341,784	383,894

	TOTAL COMMON STOCKS	59,944,138	79,182,888

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
1,300	Parmalat SpA, GDR, expire 12/31/15(c)	0	4

	RIGHTS — 0.0%
	Retail — 0.0%
40,000	Safeway Casa Ley, CVR, expire 01/30/19†	6,797	19,000
40,000	Safeway PDC, CVR, expire 01/30/17†	326	1,952

		7,123	20,952

	TOTAL RIGHTS	7,123	20,952

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
$ 1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	$878,155	$110,000

	U.S. GOVERNMENT OBLIGATIONS — 14.0%
15,014,000	U.S. Treasury Bills, 0.015% to 0.143%††, 07/02/15 to 12/24/15	15,010,550	15,013,407

TOTAL INVESTMENTS — 100.0%		$85,137,668	106,950,967

Notional Amount		Termination Date	Unrealized Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
$ 1	Rolls-Royce Holdings plc, Cl. C(d)	06/29/16	(10,304)
(6,697,500 Shares)
677,944	Rolls-Royce Holdings plc(d)	06/28/16	(28,629)
(47,500 Shares)

	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		(38,933)

			Market Value
	SECURITIES SOLD SHORT — (2.2)%
	(Proceeds received $2,429,775)		(2,371,646)

Other Assets and Liabilities (Net)			2,654,467

PREFERRED STOCK
(965,548 preferred shares outstanding)			(24,138,700)

NET ASSETS — COMMON STOCK
(14,079,500 common shares outstanding)			$83,056,155

NET ASSET VALUE PER COMMON SHARE
($83,056,155 ÷ 14,079,500 shares outstanding)			$5.90

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (2.2)%
	Aerospace — (1.1)%
58,657	Aerojet Rocketdyne Holdings Inc.	$1,285,314	$1,208,921

	Diversified Industrial — (1.1)%
6,742	Roper Technologies Inc.	1,144,461	1,162,725

	TOTAL SECURITIES SOLD SHORT	$2,429,775	$2,371,646

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of Rule 144A securities amounted to $5,289,232 or 4.95% of total investments.

(b)	Security, or a portion thereof, with a value of $3,261,920 was reserved and/or pledged for collateral with the custodian for securities sold short and equity contract for difference swap agreements.
(c)

At June 30, 2015, the Fund held investments in a restricted and illiquid security amounting to $4 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/15 Carrying Value Per Share
1,300	Parmalat SpA, GDR, expire 12/31/15	11/09/05	$0	$0.0031

(d)	At June 30, 2015, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at June 30, 2015.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $85,137,668)	$106,950,967
Cash	32,123
Deposit at brokers (including proceeds from securities sold short $2,429,775)	2,425,893
Dividends and interest receivable	280,426
Deferred offering expense	72,000
Prepaid expenses	1,888

Total Assets	109,763,297

Liabilities:
Securities sold short, at value	2,371,646
Distributions payable	32,185
Payable for investment advisory fees	70,485
Payable for payroll expenses	24,974
Payable for accounting fees	11,250
Unrealized depreciation on swap contracts	38,933
Dividends payable on securities sold short	3,284
Other accrued expenses	15,685

Total Liabilities	2,568,442

Preferred Stock:
Series B Cumulative Preferred Stock (6.000%, $25 liquidation value, $0.001 par value, 1,995,000 shares authorized with 965,548 shares issued and outstanding)	24,138,700

Net Assets Attributable to Common Shareholders	$83,056,155

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$62,764,518
Accumulated distributions in excess of net investment income	(287,037)
Accumulated distributions in excess of net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	(1,253,066)
Net unrealized appreciation on investments	21,813,299
Net unrealized appreciation on securities sold short	58,129
Net unrealized depreciation on swap contracts	(38,933)
Net unrealized depreciation on foreign currency translations	(755)

Net Assets	$83,056,155

Net Asset Value per Common Share:
($83,056,155 ÷ 14,079,500 shares outstanding at $0.001 par value; 998,000,000 shares authorized)	$5.90

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $36,601)	$1,071,904
Interest	170,501

Total Investment Income	1,242,405

Expenses:
Investment advisory fees	544,817
Payroll expenses	50,556
Shareholder communications expenses	40,681
Directors’ fees	24,851
Legal and audit fees	22,661
Shareholder services fees	22,643
Accounting fees	22,500
Custodian fees	10,486
Dividends expense on securities sold short	4,969
Miscellaneous expenses	35,231

Total Expenses	779,395

Less:
Advisory fee reduction (See Note 3)	(119,701)
Expenses paid indirectly by broker (See Note 3)	(1,781)

Total Reductions	(121,482)

Net Expenses	657,913

Net Investment Income	584,492

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency:
Net realized gain on investments	2,355,547
Net realized gain on swap contracts	56,779
Net realized gain on foreign currency transactions	8,319

Net realized gain on investments, swap contracts, and foreign currency transactions	2,420,645

Net change in unrealized appreciation/depreciation:
on investments	(1,653,076)
on securities sold short	58,129
on swap contracts	(36,558)
on foreign currency translations	4,215

Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	(1,627,290)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency	793,355

Net Increase in Net Assets Resulting from Operations	1,377,847

Total Distributions to Preferred Stock Shareholders	(732,207)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$645,640

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
Operations:
Net investment income	$584,492		$922,731
Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	2,420,645		3,979,813
Net change in unrealized depreciation on investments, securities sold short, swap contracts, and foreign currency translations	(1,627,290)		(1,845,649)

Net Increase in Net Assets Resulting from Operations	1,377,847		3,056,895

Distributions to Preferred Shareholders:
Net investment income	(80,543	)*	(423,982)
Net realized gain	(270,916	)*	(1,024,340)
Return of capital	(380,748	)*	—

Total Distributions to Preferred Shareholders	(732,207)		(1,448,322)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	645,640		1,608,573

Distributions to Common Shareholders:
Net investment income	(772,793	)*	(1,091,234)
Net realized gain	(2,587,178	)*	(2,636,370)
Return of capital	—		(3,330,887)

Total Distributions to Common Shareholders	(3,359,971)		(7,058,491)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	690,860		873,738

Net Increase in Net Assets from Fund Share Transactions	690,860		873,738

Net Decrease in Net Assets Attributable to Common Shareholders	(2,023,471)		(4,576,180)

Net Assets Attributable to Common Shareholders:
Beginning of year	85,079,626		89,655,806

End of period (including undistributed net investment income of $0 and $0, respectively)	$83,056,155		$85,079,626

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2015 (Unaudited)
			Year Ended December 31,
			2014		2013		2012	2011	2010
Operating Performance:
Net asset value, beginning of year	$6.09		$6.49		$5.62		$5.48	$6.01	$5.94

Net investment income	0.05		0.07		0.09		0.10	0.10	0.15
Net realized and unrealized gain/(loss) on investments, securities sold short, swap contracts, and foreign currency transactions	0.05		0.14		1.37		0.63	(0.05)	0.50

Total from investment operations	0.10		0.21		1.46		0.73	0.05	0.65

Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)*(b)	(0.03)		(0.03)		(0.06)	(0.07)	(0.11)
Net realized gain	(0.02	)*	(0.07)		(0.08)		(0.05)	(0.03)	—
Return of capital	(0.03	)*	—		—		—	—	—

Total distributions to preferred shareholders	(0.05)		(0.10)		(0.11)		(0.11)	(0.10)	(0.11)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.05		0.11		1.35		0.62	(0.05)	0.54

Distributions to Common Shareholders:
Net investment income	(0.06	)*	(0.08)		(0.09)		(0.05)	(0.04)	(0.06)
Net realized gain	(0.18	)*	(0.19)		(0.31)		(0.04)	(0.02)	—
Paid-in capital	—		(0.24)		(0.08)		(0.39)	(0.42)	(0.41)

Total distributions to common shareholders	(0.24)		(0.51)		(0.48)		(0.48)	(0.48)	(0.47)

Fund Share Transactions:
Increase/(decrease) in net asset value from common share transactions	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	0.00 (b)	0.00 (b)	0.00 (b)

Total Fund share transactions	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	0.00 (b)	0.00 (b)	0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$5.90		$6.09		$6.49		$5.62	$5.48	$6.01

NAV total return †	0.79%		1.75%		24.83%		11.69%	(0.74)%	9.46%

Market value, end of period	$5.87		$6.08		$6.16		$5.34	$5.11	$6.12

Investment total return ††	0.39%		7.07%		24.73%		13.81%	(9.11)%	13.96%

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2015 (Unaudited)
			Year Ended December 31,
			2014	2013	2012	2011	2010
Ratios to Average net assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$107,195		$109,219	$113,795	$101,064	$98,177	$104,547
Net assets attributable to common shares, end of period (in 000’s)	$83,056		$85,080	$89,656	$76,925	$74,038	$80,408
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	1.37	%(c)	1.05%	1.43%	1.77%	1.77%	2.43%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.83	%(c)(d)(e)	1.90%	1.80%	1.94%	2.00%	2.05%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any	1.55	%(c)(d)(e)	1.62%	1.80%	1.94%	1.69%	2.05%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.43	%(c)(d)(e)	1.49%	1.40%	1.47%	1.53%	1.57%
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any	1.21	%(c)(d)(e)	1.27%	1.40%	1.47%	1.29%	1.57%
Portfolio turnover rate	11%		22%	35%	18%	41%	44%
Preferred Stock:
6.000% Series B Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$24,139		$24,139	$24,139	$24,139	$24,139	$24,139
Total shares outstanding (in 000’s)	966		966	966	966	966	966
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (f)	$25.54		$25.44	$25.30	$25.78	$25.48	$25.20
Asset coverage per share	$111.02		$113.12	$117.85	$104.67	$101.68	$108.28
Asset Coverage (g)	444%		452%	471%	419%	407%	433%

†

For the six months ended June 30, 2015 and the years ended 2014 and 2013 based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. The years ended 2012, 2011, and 2010 were based on net asset value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2015, there was no impact to the expense ratios.
(e)

The Fund incurred dividend expenses on securities sold short. If this expense had not been incurred, the expense ratios for the six months ended June 30, 2015 would have been 1.82% attributable to common shares before fees waived, 1.54% attributable to common shares net of advisory fee reduction, 1.42% including liquidation value of preferred shares before fees waived, and 1.20% including liquidation value of preferred shares net of advisory fee reduction.

(f)	Based on weekly prices.
(g)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Convertible and Income Securities Fund Inc. is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as a diversified open-end management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. At a special meeting of shareholders held on February 17, 1995, the Board of Directors (the “Board”) voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.

The Fund will invest at least 80% of its net assets, under normal market conditions, in a combination of convertible securities and income producing securities (the “80% Policy”). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available. The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities;
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 – significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$10,581,063	$54,690	$10,635,753
Convertible Preferred Stocks:
Diversified Industrial	—	33,462	—	33,462
Energy and Utilities	$305,100	16,809	—	321,909
Food and Beverage	—	1,044,232	—	1,044,232
Other Industries (a)	588,360	—	—	588,360
Total Convertible Preferred Stocks	893,460	1,094,503	—	1,987,963
Common Stocks:
Aerospace	5,014,401	80,864	—	5,095,265
Other Industries (a)	74,087,623	—	—	74,087,623
Total Common Stocks	79,102,024	80,864	—	79,182,888
Rights (a)	—	—	20,952	20,952
Warrants (a)	—	4	—	4
Corporate Bonds (a)	—	110,000	—	110,000
U.S. Government Obligations	—	15,013,407	—	15,013,407
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$79,995,484	$26,879,841	$75,642	$106,950,967
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Securities Sold Short (a)	$(2,371,646)	—	—	$(2,371,646)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(2,371,646)	—	—	$(2,371,646)
OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreement	—	$(38,933)	—	$(38,933)
TOTAL OTHER FINANCIAL INSTRUMENTS	—	$(38,933)	—	$(38,933)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The beginning of period value of the securities that transferred from Level 1 to Level 2 during the period amounted to $947,393 or 1.11% of net assets as of December 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s derivative contracts held at June 30, 2015 are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2015 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount		Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Depreciation
		Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:

$677,944	(47,500 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	06/28/16	$(28,629)
1	(6,697,500 Shares)	Rolls-Royce Holdings plc, Cl. C	Rolls-Royce Holdings plc, Cl. C	06/29/16	(10,304)
					$(38,933)

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2015 had an average monthly notional amount of approximately $699,485.

At June 30, 2015, the Fund’s derivative assets (by type) are as follow:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Liabilities
Equity Contract for Difference Swap Agreements	$(38,933)	—	$38,933	—	—

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2015, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities, under Liabilities, Unrealized depreciation on swap contracts. For the six months ended June 30, 2015, the effect of equity contract for difference swap agreements can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2015 are reflected within the Schedule of Investments.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2015, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 6.00% Series B Cumulative Preferred Stock (“Series B Preferred”) are recorded on a daily basis and are determined as described in Note 5.

The Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. This may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income, subject to the maximum federal income tax rate. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at an time.

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,091,234	$423,982
Net long term capital gains	2,636,370	1,024,340
Return of capital	3,330,887	—

Total distributions paid	$7,058,491	$1,448,322

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2014, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, swap contracts, and foreign currency translations	$22,646,984
Other temporary differences*	(21,764)

Total	$22,625,220

*	Other temporary differences were primarily due to adjustments for distributions payable and adjustments for swap contracts.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$85,710,023	$24,612,083	$(3,371,139)	$21,240,944
Securities sold short	(2,429,775)	76,393	(18,264)	58,129

		$24,688,476	$(3,389,403)	$21,299,073

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2015, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average daily net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series B Preferred if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate on the Series B Preferred for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the Series B Preferred for the period. For the six months ended June 30, 2015, the Fund’s total return on the NAV of the common shares did not exceed the stated dividend rate of the Series B Preferred. Thus, advisory fees with respect to the liquidation value of the Preferred assets was reduced by $119,701.

During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $5,771 to G.research, Inc., an affiliate of the Adviser.

During the six months ended June 30, 2015, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,781.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2015, the Fund paid or accrued $50,556 in payroll expenses in the Statement of Operations.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $750 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $10,475,854 and $9,943,117, respectively.

5. Capital. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2015 and the year ended December 31, 2014, the Fund did not repurchase any shares of its common stock in the open market.

Transactions in common stock were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Net increase from common shares issued upon reinvestment of distributions	113,410	$690,860	142,901	$873,738

The Fund’s Articles of Incorporation authorize the issuance of up to 2,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at a redemption price of $25.00 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

On March 18, 2003, the Fund received net proceeds of $23,994,241 after underwriting discounts of $787,500 and offering expenses of $218,259 from the public offering of 1,000,000 shares of Series B Preferred. The Fund, at its option, may redeem the Series B Preferred in whole or in part at the redemption price at any time. The Board has authorized the repurchase on the open market at prices less than the $25 liquidation value of the Series B Preferred. During the six months ended June 30, 2015 and the year ended December 31, 2014, the Fund did not repurchase any shares of Series B Preferred. At June 30, 2015, 965,548 shares of Series B Preferred were outstanding and accrued dividends amounted to $32,185.

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 11, 2015 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 11, 2015 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected E. Val Cerutti, Dugald A. Fletcher, and Anthony R. Pustorino as Directors of the Fund. A total of 10,557,839 votes, 10,566,651 votes, and 10,556,317 votes were cast in favor of these Directors, and a total of 269,253 votes, 260,442 votes, and 270,775 votes were withheld for these Directors, respectively.

Mario J. Gabelli, CFA, Anthony J. Colavita, Werner J. Roeder, MD, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

Board Consideration and Re-Approval of Investment Advisory Contract (Unaudited)

At its meeting on May 20, 2015, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory contract with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund since inception against a peer group of convertible and income oriented closed-end funds selected by Lipper. The Independent Board Members noted that the Fund’s performance for the one, three, and five year periods was in the third quartile, which was found to be reasonable particularly in light of the Fund’s conservative stance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Board also noted that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of convertible and income and preferred closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

Board Consideration and Re-Approval of Investment Advisory Contract (Unaudited) (Continued)

weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Convertible and Income Securities Fund Inc. to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Convertible and Income Securities Fund Inc.

c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 30170, College Station, TX 77842–3170 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

      Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Convertible and Income Securities Fund Inc. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed-End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
One Corporate Center
Rye, NY 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Dugald A. Fletcher

President,

Fletcher & Company, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Laurissa M. Martire

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GCV Q2/2015

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/15 through 01/31/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 13,966,090 Preferred Series B – 965,548
Month #2 02/01/15 through 02/28/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 13,966,090 Preferred Series B – 965,548
Month #3 03/01/15 through 03/31/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 14,033,666 Preferred Series B – 965,548
Month #4 04/01/15 through 04/30/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 14,033,666 Preferred Series B – 965,548
Month #5 05/01/15 through 05/31/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 14,033,666 Preferred Series B – 965,548
Month#6 06/01/15 through 06/30/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 14,079,500 Preferred Series B – 965,548
Total	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/3/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/3/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/3/2015

* Print the name and title of each signing officer under his or her signature.